Nature of Operations and Basis of Preparation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Preparation
2.	Nature of Operations and Basis of Preparation

(a)	Nature of Operations

The Global Ship Lease group owns and charters out containerships. As of December 31, 2015, the group owned 18 vessels; 15 were time chartered to CMA CGM and three to Orient Overseas Container Lines. The remaining charter periods range from 2.00 to 10.00 years.

The following table provides information about the 18 vessels owned as at December 31, 2015:

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL	Charterer	Charter Remaining Duration (years) (2)	Daily Charter Rate
CMA CGM Matisse	2,262	1999	December 2007	CMA CGM	4.00	$15.300
CMA CGM Utrillo	2,262	1999	December 2007	CMA CGM	4.00	$15.300
Delmas Keta	2,207	2003	December 2007	CMA CGM	2.00	$18.465
Julie Delmas	2,207	2002	December 2007	CMA CGM	2.00	$18.465
Kumasi	2,207	2002	December 2007	CMA CGM	2.00	$18.465
Marie Delmas	2,207	2002	December 2007	CMA CGM	2.00	$18.465
CMA CGM La Tour	2,272	2001	December 2007	CMA CGM	4.00	$15.300
CMA CGM Manet	2,272	2001	December 2007	CMA CGM	4.00	$15.300
CMA CGM Alcazar	5,089	2007	January 2008	CMA CGM	5.00	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	CMA CGM	5.00	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	CMA CGM	10.00	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	CMA CGM	7.00	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	CMA CGM	7.00	$25.350
CMA CGM America	4,045	2006	December 2008	CMA CGM	7.00	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	CMA CGM	5.75	$34.000
OOCL Tianjin	8,063	2005	October 2014	OOCL	2.00	$34.500
OOCL Qingdao (3)	8,063	2004	March 2015	OOCL	2.25	$34.500
OOCL Ningbo (4)	8,063	2004	September 2015	OOCL	2.75	$34.500

(1)	Twenty-foot Equivalent Units.
(2)	Plus or minus 90 days, other than (i) OOCL Tianjin which is between October 28, 2017 and January 28, 2018, (ii) OOCL Qingdao which is between March 11, 2018 and June 11, 2018, and (iii) OOCL Ningbo which is between September 17, 2018 and December 17, 2018, all at charterer’s option.
(3)	The Company acquired the OOCL Qingdao from Orient Overseas Container Lines Limited (“OOCL”) on March 11, 2015. The vessel was immediately time chartered back to OOCL for a period of 36 to 39 months, at charterer’s option, at a gross rate of $34.5 per day.
(4)	The Company acquired the OOCL Ningbo from Orient Overseas Container Lines Limited (“OOCL”) on September 17, 2015. The vessel was immediately time chartered back to OOCL for a period of 36 to 39 months, at charterer’s option, at a gross rate of $34.5 per day.

Segment Information

The activity of the Company currently consists solely of the ownership and chartering out of containerships.

(b)	Basis of Preparation

Counterparty risk

Most of the Company’s revenues are derived from charters to CMA CGM. The Company is consequently highly dependent on the performance by CMA CGM of its obligations under these charters. The container shipping industry is volatile and is currently experiencing a sustained cyclical downturn. Many container shipping companies have reported losses.

If CMA CGM ceases doing business or fails to perform its obligations under the charters, the Company’s business, financial position and results of operations would be materially adversely affected as it is probable that, even if the Company was able to find replacement charters, such replacement charters would be at significantly lower daily rates and shorter durations. If such events occur, there would be significant uncertainty about the Company’s ability to continue as a going concern.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.